Intangible Assets - Additional Information (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Software licenses
Disclosure of detailed information about intangible assets [line Items]
Software financing obligations	$ 41.5	$ 15.4